Contingent Consideration and Consideration Payable (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Jul. 20, 2025	Jul. 20, 2024	Jul. 20, 2023	Dec. 31, 2022	Apr. 20, 2022	Oct. 31, 2021
ContingentConsiderationAndConsiderationPayableLineItem [Line Items]
Additional contingent consideration								$ 2,400,000
Earn-out payments percentage					10.00%	10.00%	10.00%
Earnout payment					$ 120,000,000	$ 120,000,000	$ 120,000,000
Business Combination, Transaction Cost, Excluding Separately Recognized Transaction									$ 3,972,000
Business combination consideration transferred	$ 235,000	$ 160,000
Business Combination, Contingent Consideration, Liability, Current	$ 105,000	340,000	$ 500,000	$ 500,000
Business Combination, Consideration Transferred		1,355,000	$ 855,000
Earn-out payments non-current		$ 855,000
Anderson Development SB, LLC. [Member]
ContingentConsiderationAndConsiderationPayableLineItem [Line Items]
Investment amount percentage										200.00%
Anderson Development SB, LLC. [Member]
ContingentConsiderationAndConsiderationPayableLineItem [Line Items]
Acquire percenatge										100.00%